Summary Prospectus Supplement

March 1, 2018

Morgan Stanley Institutional Fund Trust

Supplement dated March 1, 2018 to the Morgan Stanley Institutional Fund Trust Summary Prospectus dated January 31, 2018

Corporate Bond Portfolio

The third sentence of the section of the Summary Prospectus entitled "Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund invests primarily in a diversified mix of U.S. dollar-denominated corporate bonds.

Please retain this supplement for future reference.

  IFTCORPBNDSUMSPT-0218